INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2022
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2022	06/30/2021	06/30/2020
Sale of goods and services	326,460,004	204,674,072	170,574,909
Royalties	1,995,584	2,023,548	1,775,790
	328,455,588	206,697,620	172,350,699

Schedule of cost of sales

Item	06/30/2022	06/30/2021	06/30/2020
Inventories as of the beginning of the year	39,052,925	29,338,548	27,322,003
Business combination	—	5,611,918	—
Purchases of the year	229,990,487	112,084,246	88,195,797
Production costs	15,756,739	11,169,890	10,998,165
Foreign currency translation	2,323,554	(509,874)	(3,601,829)
Subtotal	287,123,705	157,694,728	122,914,136
Inventories as of the end of the year (*)	(78,759,610)	(39,052,925)	(29,338,548)
Cost of sales	208,364,095	118,641,803	93,575,588

(*) Net of agricultural products.

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2022	06/30/2021	06/30/2020
Amortization of intangible assets	2,348,778	1,138,720	1,027,340
Commissions and royalties	57,662	—	—
Import and export expenses	—	5,220	17,303
Depreciation of property, plant and equipment	438,010	454,575	97,171
Freight and haulage	—	2,335	—
Employee benefits and social securities	1,787,163	1,430,277	787,931
Maintenance	87,707	54,551	59,219
Energy and fuel	59,170	44,518	52,614
Supplies and materials	1,533,211	1,401,869	871,930
Mobility and travel	140,179	29,783	70,138
Share-based incentives	48,934	—	—
Professional fees and outsourced services	197,289	235,443	94,286
Professional fees related parties	180,901	691,723	821,809
Office supplies	4,254	5,170	9,801
Information technology expenses	5,325	14,531	—
Insurance	12,541	24,439	5,353
Depreciation of leased assets	36,426	23,286	7,079
Impairment of R&D projects	—	51,716	269,001
Miscellaneous	9,910	9,499	4,295
Total	6,947,460	5,617,655	4,195,270

Schedule of expenses classified by nature and function

		Selling, general
		and
		administrative	Total
Item	Production costs	expenses	06/30/2022
Amortization of intangible assets	177,782	1,634,832	1,812,614
Commissions and royalties	165,013	1,661,984	1,826,997
Import and export expenses	241,301	843,383	1,084,684
Depreciation of property, plant and equipment	1,243,606	2,087,389	3,330,995
Depreciation of leased assets	249,230	971,882	1,221,112
Impairment of receivables	—	1,598,042	1,598,042
Freight and haulage	931,592	9,528,553	10,460,145
Employee benefits and social securities	7,750,363	22,980,983	30,731,346
Maintenance	929,600	1,499,107	2,428,707
Energy and fuel	555,066	53,146	608,212
Supplies and materials	773,873	2,103,877	2,877,750
Mobility and travel	60,326	2,399,260	2,459,586
Publicity and advertising	—	4,840,864	4,840,864
Contingencies	—	292,732	292,732
Share-based incentives	—	1,381,811	1,381,811
Professional fees and outsourced services	1,483,627	7,792,707	9,276,334
Professional fees related parties	—	389,714	389,714
Office supplies and registrations fees	197,033	776,542	973,575
Insurance	99,001	1,620,959	1,719,960
Information technology expenses	1,002	1,863,134	1,864,136
Obsolescence	849,641	—	849,641
Taxes	47,296	10,671,564	10,718,860
Miscellaneous	1,387	491,347	492,734
Total	15,756,739	77,483,812	93,240,551

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2021
Amortization of intangible assets	—	1,250,262	1,250,262
Analysis and storage	23,417	123,168	146,585
Commissions and royalties	971,932	996,636	1,968,568
Import and export expenses	70,783	720,888	791,671
Depreciation of property, plant and equipment	1,274,206	1,319,758	2,593,964
Depreciation of leased assets	159,325	644,709	804,034
Impairment of receivables	—	560,931	560,931
Freight and haulage	488,683	3,894,696	4,383,379
Employee benefits and social securities	4,974,759	14,979,262	19,954,021
Maintenance	632,406	586,614	1,219,020
Energy and fuel	336,812	52,710	389,522
Supplies and materials	516,431	203,250	719,681
Mobility and travel	11,225	940,619	951,844
Publicity and advertising	—	2,518,286	2,518,286
Contingencies	—	158,818	158,818
Share-based incentives	—	1,655,135	1,655,135
Professional fees and outsourced services	787,462	7,668,043	8,455,505
Professional fees related parties	—	157,714	157,714
Office supplies	217,146	463,790	680,936
Insurance	79,272	993,738	1,073,010
Information technology expenses	441	1,347,374	1,347,815
Obsolescence	579,832	—	579,832
Taxes	44,228	6,001,292	6,045,520
Miscellaneous	1,530	364,208	365,738
Total	11,169,890	47,601,901	58,771,791

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2020
Amortization of intangible assets	—	1,122,194	1,122,194
Analysis and storage	46,620	23,851	70,471
Commissions and royalties	1,268,670	553,518	1,822,188
Import and export expenses	190,226	1,321,256	1,511,482
Depreciation of property, plant and equipment	1,170,624	742,341	1,912,965
Depreciation of leased assets	248,948	317,870	566,818
Impairment of receivables	—	1,499,298	1,499,298
Freight and haulage	541,019	3,458,525	3,999,544
Employee benefits and social securities	4,744,240	12,505,277	17,249,517
Maintenance	400,162	530,758	930,920
Energy and fuel	397,253	111,141	508,394
Supplies and materials	321,962	260,126	582,088
Mobility and travel	12,980	1,358,857	1,371,837
Publicity and advertising	—	1,718,572	1,718,572
Contingencies	—	200,525	200,525
Share-based incentives	—	3,428,029	3,428,029
Professional fees and outsourced services	575,566	2,752,852	3,328,418
Professional fees related parties	—	32,816	32,816
Office supplies	2,093	356,906	358,999
Insurance	64,019	295,206	359,225
Information technology expenses	—	917,230	917,230
Obsolescence	977,817	—	977,817
Taxes	28,724	4,656,318	4,685,042
Miscellaneous	7,242	181,562	188,804
Total	10,998,165	38,345,028	49,343,193

8.5.    Other income or expenses, net

	06/30/2022	06/30/2021	06/30/2020
Net result from commercialization of agricultural products	(5,536,561)	(1,236,533)	(687,868)
Reimbursements for exports	615,840	127,923	55,878
Expenses recovery	616,975	210,472	318,729
Other income or expenses, net	1,023,526	618,779	5,762
	(3,280,220)	(279,359)	(307,499)

Schedule of other income or expenses, net

	06/30/2022	06/30/2021	06/30/2020
Net result from commercialization of agricultural products	(5,536,561)	(1,236,533)	(687,868)
Reimbursements for exports	615,840	127,923	55,878
Expenses recovery	616,975	210,472	318,729
Other income or expenses, net	1,023,526	618,779	5,762
	(3,280,220)	(279,359)	(307,499)

Schedule of financial results

	06/30/2022	06/30/2021	06/30/2020
Financial costs
Interest expenses with the Parents (Note 17)	(817,170)	(1,219,776)	(1,861,774)
Interest expenses	(14,135,820)	(17,702,770)	(17,535,324)
Financial commissions	(2,973,207)	(2,317,690)	(1,483,428)
	(17,926,197)	(21,240,236)	(20,880,526)

Other financial results
Exchange differences generated by assets	33,661,590	22,161,855	30,194,601
Exchange differences generated by liabilities	(46,154,598)	(35,541,048)	(50,815,215)
Changes in fair value of financial assets or liabilities and other financial results	2,966,135	(5,057,589)	(418,186)
Net gain of inflation effect on monetary items	1,646,774	11,824,678	9,216,684
	(7,880,099)	(6,612,104)	(11,822,116)
Total net financial cost	(25,806,296)	(27,852,340)	(32,702,642)